Inventories	6 Months Ended
Jun. 30, 2017
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2017	December 31, 2016
Lubricants	660	553
Bunkers	4,593	3,496
Total	5,253	4,049